Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed maturities, at fair value (amortized cost: 2017, $12,480,569; 2016, $13,386,557)	$ 12,654,859	$ 13,432,501
Short-term investments, at fair value (amortized cost: 2017, $4,394; 2016, $21,697)	4,400	21,697
Equities, at fair value (cost: 2017, $567,848; 2016, $28,376)	638,596	38,626
Investments in real estate	83,098	0
Other invested assets	1,385,258	1,075,637
Total investments	14,766,211	14,568,461
Funds held–directly managed (cost: 2017, $429,326; 2016, $510,057)	424,765	511,324
Cash and cash equivalents	1,772,012	1,773,328
Accrued investment income	120,805	112,580
Reinsurance balances receivable	2,724,844	2,492,069
Reinsurance recoverable on paid and unpaid losses	828,807	331,704
Funds held by reinsured companies	801,451	685,069
Deferred acquisition costs	672,307	597,239
Deposit assets	78,542	74,273
Net tax assets	133,169	194,170
Goodwill	456,380	456,380
Intangible assets	160,234	107,092
Other assets	41,237	35,105
Total assets	22,980,764	21,938,794
Liabilities
Non-life reserves	9,710,457	8,985,434
Life and health reserves	2,490,474	1,984,096
Unearned premiums	1,818,999	1,623,796
Other reinsurance balances payable	292,077	281,973
Deposit liabilities	10,864	15,026
Net tax liabilities	154,947	166,113
Accounts payable, accrued expenses and other	302,021	849,572
Debt related to senior notes	1,384,824	1,273,883
Debt related to capital efficient notes	70,989	70,989
Total liabilities	16,235,652	15,250,882
Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(90,281)	(74,569)
Retained earnings	4,410,694	4,337,782
Total shareholders’ equity	6,745,112	6,687,912
Total liabilities and shareholders’ equity	$ 22,980,764	$ 21,938,794